AMENDMENT NO. 1
TO THE
AMENDED AND RESTATED BYLAWS
OF
BLACKROCK MUNIHOLDINGS QUALITY
FUND II, INC.

            This Amendment No. 1 (this
"Amendment") to the Amended and Restated
Bylaws of BlackRock MuniHoldings Quality Fund
II, Inc. effective as of September 17, 2010 (the
"Bylaws") is made as of October 19, 2020 in
accordance with Article VII, Section 1 of the
Bylaws.  Capitalized terms used herein and not
otherwise herein defined are used as defined in the
Bylaws.
            1.	Article VI is amended to add
the following as Section 4:
Section 4. Control Share
Acquisition Act. Pursuant to
Sections 3-702(b) and (c)(4)
of the Maryland General
Corporation Law (the
"MGCL"), the board of
directors has adopted a
resolution that the
Corporation shall be subject
to Title 3, Subtitle 7 of the
MGCL (the "Maryland
Control Share Acquisition
Act" or the "Act"), which
shall apply to the voting
rights of holders of  shares of
stock of the Corporation
acquired in a control share
acquisition to the extent
provided in such provisions
of the MGCL.
Notwithstanding the
foregoing sentence, (1) no
holder of shares of stock of
the Corporation shall be
entitled to exercise the rights
of an objecting stockholder
under Section 3-708 of the
MGCL; (2) the Act shall not
apply to the voting rights of
the holders of any shares of
preferred stock of the
Corporation (but only with
respect to such shares); (3)
the Act shall not apply to the
voting rights of any person
acquiring shares of stock of
the Corporation in a control
share acquisition (as defined
in the Act) if, prior to the
acquisition, the person
obtains approval of the board
of directors exempting the
acquisition from the Act
specifically, generally, or
generally by types, which
exemption may include the
person and the person's
affiliates or associates or
other persons; and (4) to the
extent that any provisions of
the Act are determined to be
inconsistent with the
Investment Company Act of
1940, as amended, then any
such provisions shall not
apply.